New Accounting Pronouncement under International Financial Reporting Standards (IFRSs) (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Impact on Assets Liabilities and Equity at Date of Initial Application of IFRS 15 and IFRS 9

The Company anticipates the impact on assets, liabilities and equity, including tax effect, at the date of initial application of IFRS 15 and IFRS 9 as below:

Items	Carrying Amounts as of December 31, 2017	Adjustments Arising from Initial Application		Adjusted Carrying Amounts as of January 1, 2018
		IFRS 9	IFRS 15
Contract assets, current	$—	$—	$129,042	$129,042
Accounts receivable, net	20,876,417	—	983,438	21,859,855
Accounts receivable-related parties, net	91,065	—	2,733	93,798
Inventories, net	18,257,500	—	(102,800)	18,154,700
Other current assets	15,854,553	—	120,799	15,975,352
Financial assets at fair value through profit or loss, noncurrent	191,005	12,449,226	—	12,640,231
Financial assets at fair value through other comprehensive income, noncurrent	—	10,131,459	—	10,131,459
Available-for-sale financial assets, noncurrent	20,636,332	(20,636,332)	—	—
Financial assets measured at cost, noncurrent	2,218,472	(2,218,472)	—	—
Investments accounted for under the equity method	7,847,979	(51,820)	—	7,796,159
Deferred tax assets	6,116,129	914,292	(1,489)	7,028,932

Total effect on assets		$588,353	$1,131,723

Items	Carrying Amounts as of December 31, 2017	Adjustments Arising from Initial Application		Adjusted Carrying Amounts as of January 1, 2018
		IFRS 9	IFRS 15
Contract liabilities, current	$—	$—	$3,951,414	$3,951,414
Current tax liabilities	4,851,694	280,241	5,553	5,137,488
Other current liabilities	6,984,482	—	(2,861,466)	4,123,016
Deferred tax liabilities	2,327,223	(596,247)	(45)	1,730,931

Total effect on liabilities		$(316,006)	$1,095,456

Retained earnings	$53,058,188	$16,424,826	$35,430	$69,518,444
Other components of equity	657,957	(15,520,467)	(760)	(14,863,270)
Non-controlling interests	956,808	—	1,597	958,405

Total effect on equity		$904,359	$36,267